Annual Fund Operating Expenses - AB Global Real Estate Investment Fund II - Class I	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.22%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.79%